CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2017
CAPITAL STOCK.
Schedule of distribution of capital stock

	2016
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	7,000,589,980	7.07	350
Commissioners (Note 1b):
Hendri Saparini	414,157	0	0
Dolfie Othniel Fredric Palit	372,741	0	0
Hadiyanto	875,297	0	0
Directors (Note 1b):
Alex Janangkih Sinaga	920,349	0	0
Indra Utoyo	1,972,644	0	0
Honesti Basyir	1,945,644	0	0
Herdy Rosadi Harman	828,012	0	0
Abdus Somad Arief	828,314	0	0
Dian Rachmawan	888,854	0	0
Public (individually less than 5%)	40,450,227,048	40.84	2,023
Total	99,062,216,600	100.00	4,953
Treasury stock (Note 21)	1,737,779,800	0	87
Total	100,799,996,400	100.00	5,040

	2017
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,560	52.09	2,580
The Bank of New York Mellon Corporation*	6,078,374,280	6.14	304
Commissioners (Note 1b):
Hendri Saparini	414,157	0	0
Hadiyanto	875,297	0	0
Rinaldi Firmansyah	147,100	0	0
Directors (Note 1b):
Alex Janangkih Sinaga	920,349	0	0
Herdy Rosadi Harman	828,012	0	0
Abdus Somad Arief	828,314	0	0
Dian Rachmawan	888,854	0	0
Public (individually less than 5%)	41,376,586,676	41.77	2,069
Total	99,062,216,600	100.00	4,953
Treasury stock (Note 21)	1,737,779,800	0	87
Total	100,799,996,400	100.00	5,040

*    The Bank of New York Mellon Corporation serves as the Depositary of the registered ADS holders for the Company’s ADSs.